united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 9/30

Date of reporting period: 12/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments |Aggressive Growth Fund
As of December 31, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 95.8%
	AEROSPACE/DEFENSE - 2.1%
6,262	HEICO Corp.	$590,820

	AIRLINES - 1.9%
4,079	Copa Holdings SA - Class A	546,831

	AUTO PARTS & EQUIPMENT - 2.3%
6,480	Aptiv PLC	549,698
2,160	Delphi Automotive PLC *	113,335
		663,033
	BANKS - 2.8%
10,855	CenterState Banks, Inc.	279,299
8,861	Western Alliance Bancorp *	501,710
		781,009
	BIOTECHNOLOGY - 5.6%
4,019	Charles River Laboratories International, Inc. *	439,880
7,987	Insmed, Inc. *	249,035
3,977	Puma Biotechnology, Inc. *	393,126
1,263	Spark Therapeutics, Inc. *	64,943
2,852	Vertex Pharmaceuticals, Inc. *	427,401
		1,574,385
	CHEMICALS - 5.5%
7,750	Ablemarle Corp.	991,148
11,280	Chemours Co.	564,677
		1,555,825
	COMMERCIAL SERVICES - 5.4%
4,581	Grand Canyon Education, Inc. *	410,137
10,745	On Assignment, Inc. *	690,581
2,985	WEX, Inc. *	421,572
		1,522,290
	COMPUTERS - 1.7%
9,572	Mercury Systems, Inc. *	491,522

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
3,465	WageWorks, Inc. *	214,830

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.8%
6,020	Belden, Inc.	464,563
1,866	Universal Display Corp.	322,165
		786,728
	ELECTRONICS - 12.1%
6,700	Agilent Technologies, Inc.	448,699
2,084	Coherent, Inc. *	588,146
7,415	Fortive Corp.	536,475
10,519	II-VI, Inc. *	493,867
9,363	Kemet Corp. *	141,007
7,685	Keysight Technologies, Inc. *	319,696
875	Mettler-Toledo International, Inc. *	542,080
8,795	Trimble, Inc. *	357,429
		3,427,399
	ENGINEERING & CONSTRUCTION - 2.9%
10,250	MasTec, Inc. *	501,737
4,216	TopBuild Corp. *	319,320
		821,057
	ENTERTAINMENT - 2.0%
2,607	Vail Resorts, Inc.	553,909

	HAND/MACHINE TOOLS - 1.4%
8,055	Kennametal, Inc.	389,943

	HEALTHCARE - PRODUCTS - 5.4%
1,146	Align Technology, Inc. *	254,630
3,881	Integra LifeSciences Holdings Corp. *	185,745
1,350	Intuitive Surgical, Inc. *	492,669
2,378	Teleflex, Inc.	591,694
		1,524,738

Schedule of Investments |Aggressive Growth Fund
As of December 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	HEALTHCARE - SERVICES - 1.5%
6,559	Envision Healthcare Corp. *	$226,679
4,260	HealthSouth Corp. *	210,487
		437,166
	HOME BUILDERS - 2.4%
12,649	PulteGroup, Inc.	420,579
1,803	Thor Industries, Inc.	271,748
		692,327
	INSURANCE - 1.9%
6,754	American Equity Investment Life Holding Co.	207,550
7,645	Essent Group Ltd. *	331,946
		539,496
	INTERNET - 2.5%
2,095	Proofpoint, Inc. *	186,057
10,985	RingCentral, Inc. - Class A *	531,674
		717,731
	LODGING - 1.5%
15,189	ILG, Inc.	432,583

	MACHINERY - CONSTRUCTION & MINING - 0.7%
2,286	Oshkosh Corp.	207,775

	MACHINERY - DIVERSIFIED - 1.2%
3,247	Kadant, Inc.	325,999

	OIL & GAS - 1.1%
2,080	Concho Resources, Inc. *	312,458

	PACKAGING & CONTAINERS - 1.9%
4,398	Packaging Corporation of America	530,179

	PHARMACEUTICALS - 6.2%
2,495	Clovis Oncology, Inc. *	169,660
13,992	Collegium Pharmaceutical, Inc. *	258,292
12,202	Ignyta, Inc. *	325,793
4,108	Neurocrine Biosciences, Inc. *	318,740
2,502	PRA Health Sciences, Inc. *	227,857
8,439	Sarepta Therapeutics, Inc. *	469,546
		1,769,888
	RETAIL - 6.9%
2,274	Burlington Stores, Inc. *	279,770
1,670	Children's Place, Inc.	242,734
4,429	Dollar Tree, Inc. *	475,276
12,348	Lumber Liquidators Holdings, Inc. *	387,604
5,168	Red Robin Gourmet Burgers, Inc. *	291,475
5,150	Texas Roadhouse, Inc.	271,302
		1,948,161
	SAVINGS & LOANS - 1.0%
6,995	Pacific Premier Bancorp, Inc. *
		279,800
	SEMICONDUCTORS - 6.6%
27,225	Advanced Micro Devices, Inc. *	279,873
3,955	Cavium, Inc. *	331,548
3,865	Lam Research Corp.	711,431
2,777	MKS Instruments, Inc.	262,426
2,559	Monolithic Power System, Inc.	287,529
		1,872,807
	SOFTWARE - 4.0%
10,170	Callidus Software, Inc. *	291,370
6,969	Fidelity National Information Services, Inc.	655,713
3,132	InterXion Holding NV *	184,569
		1,131,652
	TELECOMMUNICATIONS - 1.7%
4,200	LogMeIn, Inc.	480,900

	TOTAL COMMON STOCK (Cost $22,625,369)	27,123,241

Schedule of Investments |Aggressive Growth Fund
As of December 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	REITs - 0.8%
10,425	Easterly Government Properties, Inc. (Cost $204,117)	$222,469

	MONEY MARKET FUND - 3.4%
975,786	Fidelity Institutional Money Market Funds - Government Portfolio, 1.14% (A)
	(Cost $975,786)	975,786

	TOTAL INVESTMENTS - 100.0% (Cost $23,805,272)	$28,321,496
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.0%	(8,168)
	NET ASSETS - 100.0%	$28,313,328

* Non-income producing securities.
REITs - Real Estate Investment Trust.
(A) Variable rate security; the rate shown represents the yield at December 31, 2017.

Schedule of Investments | International Fund
As of December 31, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 98.6%
	AIRLINES - 1.2%
58,100	Japan Airlines Co. Ltd. (ADR)	$1,138,179

	AUTO PARTS & EQUIPMENT - 9.7%
41,400	Continental AG (ADR)	2,230,632
63,500	Magna International, Inc. - Class A	3,598,545
91,800	Valeo SA (ADR)	3,427,353
		9,256,530
	BANKS - 12.7%
15,500	Banco Macro SA - Cl. B (ADR)	1,796,140
40,339	DBS Group Holdings Ltd. (ADR)	3,011,710
122,000	DNB ASA (ADR)	2,264,930
63,000	KBC Group NV (ADR)	2,693,880
349,000	Mizuho Financial Group, Inc. (ADR)	1,270,360
44,100	Swedbank AB (ADR)	1,060,384
		12,097,404
	BUILDING MATERIALS - 3.0%
175,000	Asahi Glass Co. Ltd. (ADR)	1,522,500
52,600	Xinyi Glass Holdings Ltd. (ADR)	1,368,126
		2,890,626
	CHEMICALS - 3.9%
22,700	Arkema SA (ADR)	2,769,400
71,000	Brenntag AG (ADR)	894,600
		3,664,000
	COMMERCIAL SERVICES - 1.2%
21,000	AerCap Holdings NV *	1,104,810

	DIVERSIFIED FINANCIAL SERVICES - 3.8%
42,800	ORIX Corp. (ADR)	3,628,584

	ELECTRIC - 0.8%
93,900	Power Assets Holdings Ltd. (ADR)	795,333

	ELECTRONICS - 2.4%
19,600	Alps Electric Co. Ltd. (ADR)	1,124,354
23,000	Orbotech Ltd. *	1,155,520
		2,279,874
	ENGINEERING & CONSTRUCTION - 3.4%
127,000	Vinci SA (ADR)	3,238,500

	FOOD - 4.4%
18,000	Kerry Group PLC (ADR)	2,088,000
125,000	Marine Harvest ASA (ADR)	2,118,750
		4,206,750
	HAND/MACHINE TOOLS - 3.2%
92,650	Techtronic Industries Co. (ADR)	3,022,243

	HEALTHCARE - PRODUCTS - 2.4%
65,000	Smith & Nephew PLC (ADR)	2,275,650

	HEALTHCARE - SERVICES - 3.2%
57,000	Fresenius Medical Care AG & Co. (ADR)	2,995,350

	HOME BUILDERS - 1.1%
58,000	Sekisui House Ltd. (ADR)	1,049,800

Schedule of Investments | International Fund
As of December 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	INSURANCE - 5.5%
36,000	AIA Group Ltd. (ADR)	$1,232,460
57,100	Ageas (ADR)	2,787,051
57,200	Muenchener Rueckversicherungs AG (ADR)	1,237,808
		5,257,319
	INTERNET - 5.1%
22,400	SINA Corp. *	2,246,944
29,300	Tencent Holdings Ltd. (ADR)	1,521,256
32,000	Yandex NV *	1,048,000
		4,816,200
	MACHINERY - CONSTRUCTION & MINING - 1.9%
46,000	Atlas Copco AB (ADR)	1,768,240

	MACHINERY - DIVERSIFIED - 0.8%
58,000	CNH Industrial NV	777,200

	MINING - 1.2%
21,000	Rio Tinto PLC (ADR)	1,111,530

	MISCELLANEOUS MANUFACTURING - 1.5%
35,538	FUJIFILM Holdings Corp. (ADR)	1,455,281

	OIL & GAS - 4.4%
49,100	Eni SpA (ADR)	1,629,629
120,000	Statoil ASA (ADR)	2,570,400
		4,200,029
	OIL & GAS SERVICES - 1.1%
32,100	Technip SA *	1,005,051

	PHARMACEUTICALS - 3.5%
47,000	Ipsen SA (ADR)	1,400,835
12,500	Shire PLC (ADR)	1,939,000
		3,339,835
	RETAIL - 2.7%
123,400	Arcos Dorados Holdings, Inc. *	1,277,190
133,600	Kingfisher PLC (ADR)	1,258,512
		2,535,702
	SEMICONDUCTORS - 2.5%
21,000	Infineon Technologies AG (ADR)	572,775
15,000	NXP Semiconductors NV *	1,756,350
		2,329,125
	SOFTWARE - 4.0%
31,000	Amadeus IT Holdings SA (ADR)	2,242,230
44,940	Open Text Corp.	1,603,010
		3,845,240
	TELECOMMUNICATIONS - 4.5%
18,600	Nice Ltd. (ADR)	1,709,526
54,500	Nippon Telegraph & Telephone Corp. (ADR)	2,574,580
		4,284,106
	TRANSPORTATION - 2.3%
6,500	Canadian Pacific Railway Ltd.	1,187,940
61,000	East Japan Railway Co. (ADR)	992,470
		2,180,410
	WATER - 1.2%
112,000	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	1,170,400

	TOTAL COMMON STOCK (Cost $77,012,945)	93,719,301

Schedule of Investments | International Fund
As of December 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	MONEY MARKET FUND - 1.3%
1,246,904	Fidelity Institutional Money Market Funds - Government Portfolio, 1.14% (A)	$1,246,904
	(Cost $1,246,904)

	TOTAL INVESTMENTS - 99.9% (Cost $78,259,849)	$94,966,205
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.1%	75,299
	NET ASSETS - 100.0%	$95,041,504

*Non-income producing securities.
ADR - American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at December 31, 2017.

Diversification of Assets
Country	% of Net Assets
Japan	15.5%
France	11.4%
Germany	8.3%
Norway	7.3%
Britain	6.8%
Hong Kong	6.8%
Canada	6.7%
Belgium	5.8%
China	4.0%
Ireland	3.4%
Singapore	3.2%
Israel	3.0%
Sweden	3.0%
Spain	2.4%
United States	2.0%
Argentina	1.9%
Netherlands	1.8%
Italy	1.7%
Uruguay	1.3%
Brazil	1.2%
Russia	1.1%
Total	98.6%
Money Market Fund	1.3%
Other Assets Less Liabilities - Net	0.1%
Grand Total	100.0%

Schedule of Investments | Large/Mid Cap Growth Fund
As of December 31, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 91.9%
	AEROSPACE/DEFENSE - 2.2%
9,596	General Dynamics Corp.	$1,952,306

	AIRLINES - 0.8%
5,590	Copa Holdings SA - Class A	749,395

	AUTO PARTS & EQUIPMENT - 1.1%
7,615	Aptiv PLC	645,980
6,743	Delphi Automotive PLC *	353,823
		999,803
	BANKS - 3.2%
42,278	PacWest Bancorp	2,130,811
13,298	Western Alliance Bancorp *	752,933
		2,883,744
	BIOTECHNOLOGY - 5.0%
23,031	Celgene Corp. *	2,403,515
5,921	Charles River Laboratories International, Inc. *	648,053
4,939	Puma Biotechnology, Inc. *	488,220
2,791	Sage Therapeutics, Inc. *	459,706
3,542	Vertex Pharmaceuticals, Inc. *	530,804
		4,530,298
	CHEMICALS - 5.8%
9,505	Albemarle Corp.	1,215,594
6,404	Chemours Co.	320,584
8,965	FMC Corp.	848,627
11,161	LyondellBasell Industries NV	1,231,282
3,959	Sherwin-Williams Co.	1,623,348
		5,239,435
	COMMERCIAL SERVICES - 1.2%
2,273	MarketAxess Holdings, Inc.	458,578
4,262	WEX, Inc. *	601,922
		1,060,500
	COMPUTERS - 3.1%
20,717	Check Point Software Technologies Ltd. *	2,146,696
13,534	Mercury Systems, Inc. *	694,971
		2,841,667
	DIVERSIFIED FINANCIAL SERVICES - 4.1%
26,415	Intercontinental Exchange, Inc.	1,863,842
50,725	Invesco Ltd.	1,853,492
		3,717,334
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
5,472	Belden, Inc.	422,274

	ELECTRONICS - 11.5%
13,302	Agilent Technologies, Inc. - Class A	890,835
18,298	Amphenol Corp. - Cl. A	1,606,564
3,210	Coherent, Inc. *	905,926
11,383	Fortive Corp.	823,560
17,459	Honeywell International, Inc.	2,677,512
1,164	Mettler-Toledo International, Inc. *	721,121
24,695	TE Connectivity Ltd.	2,347,013
11,762	Trimble, Inc. *	478,008
		10,450,539
	ENGINEERING & CONSTRUCTION - 0.8%
14,826	MasTec, Inc. *	725,733

	ENTERTAINMENT - 1.6%
6,749	Vail Resorts, Inc.	1,433,960

Schedule of Investments | Large/Mid Cap Growth Fund
As of December 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	FOOD - 2.6%
23,083	McCormick & Co., Inc.	$2,352,389

	HEALTHCARE - PRODUCTS - 3.3%
1,424	Align Technology, Inc. *	316,399
4,680	Edwards Lifesciences Corp. *	527,483
9,282	Henry Schein, Inc. *	648,626
951	Intuitive Surgical, Inc. *	347,058
4,647	Teleflex, Inc.	1,156,267
		2,995,833
	HEALTHCARE - SERVICES - 0.2%
1,984	Centene Corp. *	200,146

	HOME BUILDERS - 1.6%
26,917	PulteGroup, Inc.	894,990
3,927	Thor Industries, Inc.	591,877
		1,486,867
	INSURANCE - 1.3%
19,052	Arthur J. Gallagher & Co.	1,205,611

	INTERNET - 1.8%
22,754	CDW Corp.	1,581,175

	MACHINERY - CONSRTUCTION & MINING - 4.0%
5,772	BWX Technologies, Inc.	349,148
15,131	Caterpillar, Inc.	2,384,343
10,039	Oshkosh Corp.	912,445
		3,645,936
	MISCELLANEOUS MANUFACTURER - 2.6%
14,049	Illinois Tool Works, Inc.	2,344,076

	OIL & GAS - 3.3%
3,172	Concho Resources, Inc. *	476,498
32,071	ConocoPhillips	1,760,377
5,956	Diamondback Energy, Inc. *	751,945
		2,988,820
	PACKAGING & CONTAINERS - 0.7%
5,602	Packaging Corporation of America	675,321

	PHARMACEUTICALS - 6.4%
34,265	AbbVie, Inc.	3,313,768
4,020	Clovis Oncology, Inc. *	273,360
7,694	Neurocrine Biosciences, Inc. *	596,977
21,888	Zoetis, Inc.	1,576,812
		5,760,917
	RETAIL - 8.1%
6,770	Burlington Stores, Inc. *	832,913
8,452	Costco Wholesale Corp.	1,573,086
8,333	Dollar Tree, Inc. *	894,214
38,298	Lowe's Cos, Inc.	3,559,416
8,541	Texas Roadhouse, Inc.	449,940
		7,309,569
	SEMICONDUCTORS - 11.0%
8,172	Broadcom Ltd.	2,099,387
10,448	Cavium, Inc. *	875,856
3,411	IPG Photonics Corp. *	730,397
2,860	Lam Research Corp.	526,440
44,641	Maxim Integrated Products, Inc.	2,333,831
5,332	MKS Instruments, Inc.	503,874
5,929	Monolithic Power Systems, Inc.	666,182
11,415	NVIDIA Corp.	2,208,803
		9,944,770

Schedule of Investments | Large/Mid Cap Growth Fund
As of December 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	SOFTWARE - 3.6%
19,711	Callidus Software, Inc. *	$564,720
10,619	Fidelity National Information Services, Inc.	999,142
6,307	InterXion Holding NV *	371,673
8,062	PTC, Inc. *	489,928
3,107	ServiceNow, Inc. *	405,122
2,122	Ultimate Software Group, Inc. *	463,084
		3,293,669
	TELECOMMUNICATIONS - 0.5%
4,298	LogMeIn, Inc.	492,121

	TOTAL COMMON STOCK (Cost $67,123,167)	83,284,208

	MONEY MARKET FUND - 8.1%
7,304,251	Fidelity Institutional Money Market Funds - Government Portfolio, 1.14% (A)	7,304,251
	(Cost $7,304,251)

	TOTAL INVESTMENTS - 100.0% (Cost $74,427,418)	$90,588,459
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.0%	(28,953)
	NET ASSETS - 100.0%	$90,559,506

*Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at December 31, 2017.

Schedule of Investments | Small Cap Value Fund
As of December 31, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 85.3%
	AEROSPACE/DEFENSE - 3.0%
19,560	Esterline Technologies Corp. *	$1,461,132
49,900	Kaman Corp.	2,936,116
		4,397,248
	APPAREL - 2.1%
40,988	Oxford Industries, Inc.	3,081,888

	AUTO PARTS & EQUIPMENT - 1.8%
67,061	Douglas Dynamics, Inc.	2,534,906

	BANKS - 16.1%
68,063	Columbia Banking System, Inc.	2,956,657
38,825	Glacier Bancorp, Inc.	1,529,317
75,830	Great Western Bancorp, Inc.	3,018,034
96,150	Hanmi Financial Corp.	2,918,152
99,244	Heritage Commerce Corp.	1,520,418
67,304	Legacy Texas Financial Group, Inc.	2,840,902
66,900	Renasant Corp.	2,735,541
73,100	ServisFirst Bancshares, Inc.	3,033,650
32,925	South State Corp.	2,869,414
		23,422,085
	BUILDING MATERIALS - 10.6%
68,186	Apogee Enterprises, Inc.	3,118,146
111,596	Continental Building Products, Inc. *	3,141,427
46,820	Gibraltar Industries, Inc. *	1,545,060
96,644	Summit Materials, Inc. - Class A *	3,038,487
16,176	Trex Co., Inc. *	1,753,317
77,175	Universal Forest Products, Inc.	2,903,324
		15,499,761
	CHEMICALS - 2.1%
43,831	Innospec, Inc.	3,094,469

	COMMERCIAL SERVICES - 1.1%
62,785	Carriage Services, Inc.	1,614,202

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
61,936	Novanta, Inc. *	3,096,800

	ELECTRONICS - 3.5%
75,244	Methode Electronics, Inc.	3,017,284
32,575	OSI Systems, Inc. *	2,097,178
		5,114,462
	ENGINEERING & CONSTRUCTION - 2.1%
69,775	Comfort Systems USA, Inc.	3,045,679

	ENTERTAINMENT - 1.0%
37,342	International Speedway Corp.	1,488,079

	FOOD - 5.3%
197,875	Hostess Brands, Inc. *	2,930,529
19,583	J & J Snack Foods Corp.	2,973,287
104,100	Nomad Foods Ltd. *	1,760,331
		7,664,147
	HEALTHCARE - PRODUCTS - 1.5%
42,356	CONMED Corp.	2,158,885

Schedule of Investments | Small Cap Value Fund
As of December 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	INSURANCE - 5.0%
64,486	Employers Holdings, Inc.	$2,863,178
42,897	Kemper Corp.	2,955,603
17,897	Safety Insurance Group, Inc.	1,438,919
		7,257,700
	MACHINERY - 3.6%
13,612	Alamo Group, Inc.	1,536,386
49,749	Albany International Corp. - Class A	3,057,076
18,000	Columbus McKinnon Corp.	719,640
		5,313,102
	MISCELLANEOUS MANUFACTURER - 1.2%
34,569	Lydall, Inc. *	1,754,377

	OFFICE FURNISHINGS - 2.1%
59,395	Interface, Inc.	1,493,784
67,949	Knoll, Inc.	1,565,545
		3,059,329
	OIL & GAS - 6.4%
240,535	Callon Petroleum Co. *	2,922,500
101,260	Resolute Energy Corp. *	3,186,652
36,558	Rosehill Resources, Inc. *	287,346
342,032	SRC Energy, Inc. *	2,917,533
		9,314,031
	OIL & GAS SERVICES - 1.0%
75,550	ProPetro Holding Corp. *	1,523,088

	PACKAGING & CONTAINERS - 1.7%
109,190	KapStone Paper and Packaging Corp.	2,477,521

	RETAIL - 3.9%
25,610	Lithia Motors, Inc. - Class A	2,909,040
103,650	Sonic Corp.	2,848,302
		5,757,342
	SAVINGS & LOANS - 3.0%
67,800	Banc of California, Inc.	1,400,070
81,323	Berkshire Hills Bancorp, Inc.	2,976,422
		4,376,492
	SEMICONDUCTORS - 1.8%
110,750	Brooks Automation, Inc.	2,641,388

	SOFTWARE - 2.0%
58,893	Omnicell, Inc. *	2,856,311

	WATER - 1.3%
33,715	Connecticut Water Service, Inc.	1,935,578

	TOTAL COMMON STOCK (Cost $105,467,849)	124,478,870

	REITs - 11.2%
144,319	Easterly Government Properties, Inc.	3,079,767
42,650	Potlatch Corp.	2,128,235
152,975	Ramco-Gershenson Properties Trust	2,253,322
106,605	STAG Industrial, Inc.	2,913,515
201,547	Summit Hotel Properties, Inc.	3,069,561
81,408	Terreno Realty Corp.	2,854,164
	TOTAL REITs (Cost $14,142,595)	16,298,564

Schedule of Investments | Small Cap Value Fund
As of December 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	MONEY MARKET FUND - 3.0%
4,440,488	Fidelity Institutional Money Market Funds - Government Portfolio, 1.14% (A)	$4,440,488
	(Cost $4,440,488)

	TOTAL INVESTMENTS - 99.5% (Cost $124,050,932)	$145,217,922
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.5%	728,074
	NET ASSETS - 100.0%	$145,945,996

* Non-income producing securities.
REITs - Real Estate Investment Trust.
(A) Variable rate security; the rate shown represents the yield at December 31, 2017.

Schedule of Investments | Large/Mid Cap Value Fund
As of December 31, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 93.3%
	AEROSPACE/DEFENSE - 5.0%
44,050	Curtiss-Wright Corp.	$5,367,493
27,300	General Dynamics Corp.	5,554,185
		10,921,678
	APPAREL - 3.2%
94,665	VF Corp.	7,005,210

	BANKS - 4.6%
53,900	East West Bancorp, Inc.	3,278,737
16,986	SVB Financial Group *	3,970,817
48,315	Western Alliance Bancorp *	2,735,595
		9,985,149
	BEVERAGES - 2.3%
52,460	Dr. Pepper Snapple Group, Inc.	5,091,768

	CHEMICALS - 3.3%
17,350	Sherwin-Williams Co.	7,114,194

	COMPUTERS - 2.4%
80,785	Amdocs Ltd.	5,289,802

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
84,870	Intercontinental Exchange, Inc.	5,988,427

	ELECTRIC - 3.6%
48,050	DTE Energy Co.	5,259,553
41,465	NorthWestern Corp.	2,475,461
		7,735,014
	ELECTRIC COMPONENTS & EQUIPMENT - 2.5%
40,500	Hubbell, Inc.	5,481,270

	ELECTRONICS - 14.8%
70,740	Amphenol Corp. - Cl. A	6,210,972
96,800	Avnet, Inc.	3,835,216
126,300	FLIR Systems, Inc.	5,888,106
34,900	Honeywell International, Inc.	5,352,264
75,900	PerkinElmer, Inc.	5,549,808
57,100	TE Connectivity, Ltd.	5,426,784
		32,263,150
	FOOD - 6.5%
140,500	Flowers Foods, Inc.	2,713,055
49,990	JM Smucker Co.	6,210,758
52,300	McCormick & Co., Inc.	5,329,893
		14,253,706
	HEALTHCARE - PRODUCTS - 6.7%
79,800	DENTSPLY SIRONA, Inc.	5,253,234
114,800	Patterson Companies, Inc.	4,147,724
59,550	STERIS PLC	5,208,838
		14,609,796
	INSURANCE 4.5%
86,500	Arthur J. Gallagher & Co.	5,473,720
120,100	XL Group Ltd.	4,222,716
		9,696,436
	MEDIA - 2.2%
6,682	Cable One, Inc.	4,699,785

	MISCELLANEOUS MANUFACTURING - 3.8%
34,750	Eaton Corp. PLC	2,745,597
78,500	Pentair PLC	5,543,670
		8,289,267
Schedule of Investments | Large/Mid Cap Value Fund
As of December 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	OIL & NATURAL GAS - 5.0%
50,585	EOG Resources, Inc.	$5,458,627
42,100	Marathon Petroleum Corp.	2,777,758
63,140	RSP Permian, Inc. *	2,568,535
		10,804,920
	OIL & GAS SERVICES - 1.0%
46,305	Halliburton Co.	2,262,925

	PHARMACEUTICALS - 2.7%
78,900	Express Scripts Holding Co. *	5,889,096

	RETAIL - 3.4%
25,675	Advance Auto Parts, Inc.	2,559,541
49,900	Genuine Parts Co.	4,740,999
		7,300,540
	SEMICONDUCTORS - 6.5%
22,600	Broadcom Ltd.	5,805,940
51,200	KLA - Tencor Corp.	5,379,584
16,500	Lam Research Corp.	3,037,155
		14,222,679
	SOFTWARE - 1.2%
29,650	Broadridge Financial Solutions, Inc.	2,685,697

	TEXTILES - 2.4%
18,800	Mohawk Industries, Inc. *	5,186,920

	TRANSPORTATION - 2.9%
47,900	Union Pacific Corp.	6,423,390

	TOTAL COMMON STOCK (Cost $156,430,465)	203,200,819

	REITs - 4.3%
21,900	Public Storage	4,577,100
27,800	Simon Property Group, Inc.	4,774,372
	TOTAL REITs (Cost $10,697,386)	9,351,472

	MONEY MARKET FUND - 2.4%
5,254,684	Fidelity Institutional Money Market Funds - Government Portfolio, 1.14% (A)	5,254,684
	(Cost $5,254,684)

	TOTAL INVESTMENTS - 100.0% (Cost $172,382,535)	$217,806,975
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.0%	40,353
	NET ASSETS - 100.0%	$217,847,328

* Non-income producing securities.
PLC - Public Limited Co.
REITs - Real Estate Investment Trust.
(A) Variable rate security; the rate shown represents the yield at December 31, 2017.

Schedule of Investments | Fixed Income Fund
As of December 31, 2017 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 95.7%
	CORPORATE BONDS - 31.6%
$1,000,000	ABB Finance USA, Inc.	2.875	5/8/2022	$1,017,350
1,000,000	Abbvie, Inc.	3.200	5/14/2026	998,864
1,000,000	American Electric Power	3.200	11/13/2027	994,981
1,000,000	Boardwalk Pipelines LP	5.750	9/15/2019	1,048,612
1,000,000	Broadridge Financial Solutions, Inc.	3.400	6/27/2026	993,632
1,000,000	Buckeye Partners LP	3.950	12/1/2026	984,740
1,000,000	Canadian Pacific RR Co.	2.900	2/1/2025	993,693
1,000,000	CBOE Holdings, Inc.	3.650	1/12/2027	1,031,905
1,000,000	Celgene Corp.	3.875	8/15/2025	1,036,744
1,000,000	Columbia Pipeline Group, Inc.	4.500	6/1/2025	1,066,375
1,000,000	CSX Corp.	3.250	6/1/2027	1,001,040
1,000,000	Delphi Automotive Systems Corp.	4.150	3/15/2024	1,057,412
325,000	Eaton Corp.	5.600	5/15/2018	329,289
750,000	Eaton Corp.	2.750	11/2/2022	753,041
1,000,000	Enable Midstream Partners LP	3.900	5/15/2024	1,007,472
500,000	Energy Transfer Partners LP	6.700	7/1/2018	511,105
750,000	Husky Energy, Inc.	3.950	4/15/2022	776,689
922,360	John Sevier Combined Cycle Generation LLC	4.626	1/15/2042	1,019,240
750,000	Johnson Controls, Inc.	5.000	3/30/2020	791,457
1,000,000	Kennametal, Inc.	3.875	2/15/2022	1,007,651
800,000	LYB International Finance BV	4.000	7/15/2023	838,468
1,500,000	NiSource Finance Corp.	3.490	5/15/2027	1,529,735
1,000,000	Phillips 66	3.605	2/15/2025	1,009,025
1,000,000	Potash Corp.	4.000	12/15/2026	1,042,277
128,000	Rio Tinto Finance USA PLC	2.875	8/21/2022	129,699
1,000,000	Stanley Black & Decker, Inc.	2.900	11/1/2022	1,010,802
700,000	Sunoco Logistics Partners LP	4.250	4/1/2024	714,573
1,200,000	Ventas Realty LP/CAP Corp.	3.250	8/15/2022	1,215,524
1,000,000	Zimmer Biomet Holdings, Inc.	2.700	4/1/2020	1,001,008
	TOTAL CORPORATE BONDS (Cost $26,601,785)			26,912,403

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 64.1%
	GOVERNMENT NOTES & BONDS - 36.3%
5,000,000	United States Treasury Note	3.125	5/15/2021	5,174,511
12,025,000	United States Treasury Note	2.125	6/30/2022	12,004,802
6,750,000	United States Treasury Note	2.250	11/15/2024	6,716,382
3,000,000	United States Treasury Note	2.000	8/15/2025	2,925,293
1,000,000	United States Treasury Note	1.625	2/15/2026	944,551
2,500,000	United States Treasury Note	4.500	2/15/2036	3,219,287
	TOTAL GOVERNMENT NOTES & BONDS (Cost $31,308,107)			30,984,826

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 27.8%
4	GNMA Pool 585180	5.000	2/15/2018	4
69	GNMA Pool 592492	5.000	3/15/2018	70
638,512	GNMA Pool 783060	4.000	8/15/2040	670,433
310,508	GNMA Pool 783403	3.500	9/15/2041	321,420
391,891	GNMA Pool G2 4520	5.000	8/20/2039	426,241
484,217	GNMA Pool G2 4947	5.000	2/20/2041	526,591
1,291,540	GNMA Pool G2 AL 9364	3.500	3/20/2045	1,339,657
1,284,107	GNMA Pool G2 MA3376	3.500	1/20/2046	1,329,708
2,313,687	GNMA Pool G2 MA3663	3.500	5/20/2046	2,395,318
1,050,108	GNMA Pool G2 MA3735	3.000	6/20/2046	1,060,984
842,039	GNMA Pool G2 MA3736	3.500	6/20/2046	871,619
1,386,378	GNMA Pool G2 MA3803	3.500	7/20/2046	1,435,044
1,359,358	GNMA Pool G2 MA4004	3.500	10/20/2046	1,407,075

Schedule of Investments | Fixed Income Fund
As of December 31, 2017 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 27.8% (Cont.)
$905,067	GNMA Pool G2 MA4509	3.000	6/20/2047	$914,442
1,208,987	GNMA Pool G2 MA4652	3.500	8/20/2047	1,251,425
1,850,893	GNMA Pool G2 MA4653	4.000	8/20/2047	1,939,197
1,636,286	GNMA Pool G2 MA4719	3.500	9/20/2047	1,693,724
1,637,043	GNMA Pool G2 MA4778	3.500	10/20/2047	1,694,507
1,173,605	GNMA Pool G2 MA4779	4.000	10/20/2047	1,229,104
1,559,438	GNMA Pool G2 MA4780	4.500	10/20/2047	1,649,703
1,495,000	GNMA Pool G2 MA4901	4.000	12/20/2047	1,567,179
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $23,945,015)			23,723,445

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $55,253,122)			54,708,271

	TOTAL BONDS AND NOTES (Cost $81,854,907)			81,620,674

Shares
	MONEY MARKET FUND - 3.7%
3,128,007	Fidelity Institutional Money Market Funds - Government Portfolio, 1.14% (A)			3,128,007
	(Cost $3,128,007)

	TOTAL INVESTMENTS - 99.4% (Cost $84,982,914)			$84,748,681
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.6%			498,357
	NET ASSETS - 100.0%			$85,247,038

GNMA - Government National Mortgage Association.
LLC - Limited Liability Company.
LP - Limited Partnership.
(A) Variable rate security; the rate shown represents the yield at December 31, 2017.

Schedule of Investments | High Yield Bond Fund
As of December 31, 2017 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 95.8%
$1,250,000	AerCap Ireland Capital Ltd.	4.625	7/1/2022	$1,325,581
1,000,000	Alliance Resource Finance Corp. (A)	7.500	5/1/2025	1,066,250
500,000	Amsted Industries, Inc. (A)	5.000	3/15/2022	513,125
500,000	Amsted Industries, Inc. (A)	5.375	9/15/2024	522,500
500,000	Anixter, Inc.	5.625	5/1/2019	517,500
1,000,000	Ashtead Capital, Inc. (A)	4.125	8/15/2025	1,011,250
950,000	B&G Foods, Inc.	5.250	4/1/2025	968,668
1,000,000	Berry Plastics Corp.	5.125	7/15/2023	1,043,750
750,000	Bombardier, Inc. (A)	6.125	1/15/2023	738,750
500,000	Braskem Finance, Ltd.	6.450	2/3/2024	562,505
250,000	Calpine Corp.	5.750	1/15/2025	236,875
500,000	Cascades, Inc. (A)	5.500	7/15/2022	516,250
500,000	Cemex Finance LLC (A)	6.000	4/1/2024	527,500
500,000	Centene Corp.	4.750	1/15/2025	510,000
750,000	CommScope, Inc. (A)	5.000	6/15/2021	766,875
600,000	Community Health Systems, Inc.	6.250	3/31/2023	543,000
750,000	Covanta Holding Corp.	5.875	3/1/2024	763,125
250,000	Crestwood Midstream Finance Corp.	5.750	4/1/2025	259,063
500,000	CyrusOne Finance Corp. (A)	5.000	3/15/2024	520,000
500,000	CyrusOne Finance Corp. (A)	5.000	3/15/2024	520,000
1,000,000	Dana, Inc.	5.500	12/15/2024	1,061,250
750,000	DaVita HealthCare Partners, Inc.	5.000	5/1/2025	751,650
500,000	DCP Midstream, LLC (A) (B)	5.850	5/21/2043	467,500
1,000,000	Delphi Jersey Holdings PLC (A)	5.000	10/1/2025	1,015,000
500,000	Dollar Tree, Inc.	5.750	3/1/2023	524,688
1,000,000	Eagle Materials, Inc.	4.500	8/1/2026	1,047,500
500,000	Eldorado Gold Corp. (A)	6.125	12/15/2020	496,250
1,000,000	Energy Transfer Equity LP	5.875	1/15/2024	1,055,000
1,000,000	Equinix, Inc.	5.375	5/15/2027	1,072,500
500,000	Ferrellgas LP	6.750	1/15/2022	465,000
750,000	FMG Resources (A)	5.125	5/15/2024	762,188
500,000	FTI Consulting, Inc.	6.000	11/15/2022	517,150
750,000	Gartner, Inc. (A)	5.125	4/1/2025	785,625
500,000	Genesis Energy LP	6.750	8/1/2022	521,250
500,000	Geo Group, Inc.	5.125	4/1/2023	502,500
500,000	Gibraltar Industries, Inc.	6.250	2/1/2021	509,000
500,000	Global Partners LP/ Global Finance Corp.	6.250	7/15/2022	516,250
1,000,000	Goodyear Tire & Rubber Co.	4.875	3/15/2027	1,026,250
500,000	Group 1 Automotive, Inc.	5.000	6/1/2022	517,500
750,000	HCA, Inc.	5.250	4/15/2025	795,000
500,000	IHS Markit Ltd. (A)	4.750	2/15/2025	528,750
100,000	Itron, Inc. (A)	5.000	1/15/2026	100,625
500,000	Kaiser Aluminum Corp.	5.875	5/15/2024	532,500
1,000,000	Koppers, Inc. (A)	6.000	2/15/2025	1,062,500
500,000	Land O' Lakes, Inc. (A)	6.000	11/15/2022	560,000
625,000	LKQ Corp.	4.750	5/15/2023	642,187
1,000,000	Millicom International Cellular SA (A)	5.125	1/15/2028	1,005,000
1,000,000	MPT Operating Partnership LP	5.250	8/1/2026	1,040,000
750,000	Navient Corp.	4.875	6/17/2019	764,550
500,000	New Gold, Inc. (A)	6.375	5/15/2025	531,250
500,000	NGL Energy Partners LP	6.875	10/15/2021	512,500
500,000	NGL Energy Partners LP	6.125	3/1/2025	490,000
1,000,000	Nova Chemicals Corp. (A)	5.250	6/1/2027	1,000,000
250,000	NRG Energy, Inc.	7.250	5/15/2026	273,435
1,000,000	NuStar Logistics LP	5.625	4/28/2027	1,020,000
500,000	NXP BV / NXP Funding, LLC (A)	4.625	6/1/2023	524,250
850,000	Olin Corp.	5.125	9/15/2027	896,750
500,000	Omega Healthcare Investors, Inc.	4.375	8/1/2023	507,721
500,000	Oshkosh Corp.	5.375	3/1/2025	533,125

Schedule of Investments | High Yield Bond Fund
As of December 31, 2017 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 95.8% (Cont.)
$250,000	Parker Drilling Co.	7.500	8/1/2020	$228,750
250,000	Parker Drilling Co.	6.750	7/15/2022	206,250
500,000	Parsley Finance Corp. (A)	5.250	8/15/2025	503,750
1,000,000	PBF Finance Corp.	7.250	6/15/2025	1,052,500
500,000	QTS LP (A)	4.750	11/15/2025	507,500
1,000,000	Reynolds Group Issuer, Inc. (A)	5.125	7/15/2023	1,036,250
500,000	Rose Rock Midstream LP	5.625	7/15/2022	496,250
500,000	RSP Permian, Inc.	5.250	1/15/2025	515,000
750,000	Scotts Miracle-Gro Co.	5.250	12/15/2026	787,500
1,000,000	Sealed Air Corp. (A)	5.250	4/1/2023	1,070,000
500,000	SemGroup LP (A)	6.375	3/15/2025	495,000
1,000,000	Standard Industries, Inc. (A)	5.000	2/15/2027	1,025,000
500,000	Steel Dynamics, Inc.	5.250	4/15/2023	517,500
1,000,000	Suburban Propane Partners LP	5.875	3/1/2027	982,500
1,000,000	Summit Midstream Holdings LLC	5.750	4/15/2025	1,013,390
100,000	Sunoco LP Finance Corp.	6.375	4/1/2023	105,625
1,000,000	Tallgrass Energy Finance Corp. (A)	5.500	1/15/2028	1,013,450
500,000	Targa Resources Partners LP	4.250	11/15/2023	496,250
500,000	Targa Resources Partners LP	5.375	2/1/2027	515,000
500,000	Teleflex, Inc.	4.875	6/1/2026	518,750
500,000	Tempur Sealy International, Inc.	5.625	10/15/2023	522,500
750,000	Tenet Healthcare Corp.	4.375	10/1/2021	751,875
1,000,000	Tim Technologies, Inc. (A)	5.625	10/1/2025	1,027,500
750,000	Toll Brothers Finance Corp.	4.875	11/15/2025	785,625
500,000	TreeHouse Foods, Inc. (A)	6.000	2/15/2024	522,500
750,000	TRI Pointe Group, Inc.	5.875	6/15/2024	804,375
500,000	Tullow Oil PLC (A)	6.000	11/1/2020	506,900
500,000	United Rentals North America, Inc.	4.625	7/15/2023	518,810
500,000	United Rentals North America, Inc.	4.875	1/15/2028	503,750
500,000	Valvoline, Inc.	5.500	7/15/2024	532,500
500,000	Valvoline, Inc.	4.375	8/15/2025	505,625
1,000,000	VeriSign, Inc.	4.625	5/1/2023	1,031,250
250,000	Whiting Petroleum Corp. (A)	6.625	1/15/2026	255,312
500,000	WPX Energy, Inc.	5.250	9/15/2024	500,775
750,000	WR Grace & Co. (A)	5.125	10/1/2021	790,312
	TOTAL BONDS (Cost $61,766,490)			63,012,585

Shares
	MONEY MARKET FUND - 2.8%
1,856,937	Fidelity Institutional Money Market Funds - Government Portfolio, 1.14% (B)
	(Cost $1,856,937)			1,856,937

	TOTAL INVESTMENTS - 98.6% (Cost $63,623,427)			$64,869,522
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 1.4%			922,923
	NET ASSETS - 100.0%			$65,792,445

LP - Limited Partnership.
(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 36.9% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(B) Variable rate security; the rate shown represents the yield at December 31, 2017.

Schedule of Investments | Israel Common Values Fund
As of December 31, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 96.6%
	AEROSPACE/DEFENSE - 3.4%
12,501	Elbit Systems Ltd.	$1,666,258

	APPAREL - 1.4%
19,500	Delta-Galil Industries Ltd.	675,716

	BANKS - 14.1%
44,500	Bank Hapoalim BM (ADR)	1,646,496
313,000	Bank Leumi Le-Israel BM	1,890,631
44,300	First International Bank Of Israel Ltd.	920,798
412,000	Israel Discount Bank Ltd. *	1,199,810
69,000	Mizrahi Tefahot Bank Ltd. *	1,274,999
		6,932,734
	CHEMICALS - 1.0%
116,000	Israel Chemicals Ltd.	468,640

	COMPUTERS - 5.2%
12,100	Check Point Software Technologies Ltd. *	1,253,802
42,266	Kornit Digital Ltd. *	682,596
49,210	Matrix IT Ltd.	620,715
		2,557,113
	ELECTRIC - 2.2%
16,700	Ormat Technologies, Inc.	1,068,155

	ELECTRONICS - 4.3%
27,896	Ituran Location and Control Ltd.	954,043
23,400	Orbotech Ltd. *	1,175,616
		2,129,659
	ENERGY-ALTERNATE SOURCES - 0.0%
6,360	Energix-Renewable Energies Ltd. *	6,243

	ENGINEERING & CONSTRUCTION - 0.9%
190,000	Shikun & Binui Ltd. *	424,095

	FOOD - 10.0%
21,000	Frutarom Industries Ltd.	1,974,998
15,700	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	834,825
160,000	Shufersal Ltd.	1,064,624
47,500	Strauss Group Ltd.	1,020,149
		4,894,596
	HOLDING COMPANIES - DIVERSIFIED - 2.5%
24,000	Elco Ltd.	482,330
159,400	Inrom Construction Industries Ltd.	757,135
		1,239,465
	HOME BUILDERS - 1.8%
1,800	Bayside Land Corp.	899,054

	INSURANCE - 6.0%
47,600	Clal Insurance Enterprises Holdings Ltd. *	858,998
147,000	Harel Insurance Investments & Financial Services Ltd.	1,079,323
880,000	Migdal Insurance & Financial Holding Ltd.	988,325
		2,926,646

Schedule of Investments | Israel Common Values Fund
As of December 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	OIL & NATURAL GAS - 7.7%
245,541	Delek Drilling LP	$682,521
1,900	Israel Corp. Ltd. *	322,299
2,961,664	Isramco Negev 2 LP	400,104
28,700	Noble Energy, Inc.	836,318
1,345,000	Oil Refineries Ltd.	644,673
2,500	Paz Oil Co. Ltd.	433,511
737,500	Ratio Oil Exploration 1992 LP *	479,891
		3,799,317
	PHARMACEUTICALS - 1.2%
5,500	Taro Pharmaceutical Industries Ltd. *	575,905

	REAL ESTATE - 8.8%
80,000	Alony Hetz Properties & Investments Ltd.	860,686
136,000	Amot Investments Ltd.	816,787
14,000	Azrieli Group Ltd.	783,547
40,000	Gazit-Globe Ltd.	425,389
332,522	Jerusalem Economy Ltd. *	920,083
11,366	Melisron Ltd.	538,214
		4,344,706
	RETAIL - 3.0%
63,000	Delek Automotive Systems Ltd. *	471,277
32,300	Tadiran Holdings Ltd.	1,000,173
		1,471,450
	SEMICONDUCTORS - 4.9%
9,500	Mellanox Technologies Ltd. *	614,650
32,800	Nova Measuring Instruments Ltd. *	849,848
1	Tower Semiconductor Ltd. *	21
27,100	Tower Semiconductor Ltd. *	923,568
		2,388,087
	SOFTWARE - 5.6%
17,000	CyberArk Software Ltd. *	703,630
79,783	Magic Software Enterprises Ltd.	674,166
14,455	Pointer Telocation Ltd. *	268,863
22,500	Radware Ltd. *	436,500
56,600	Sapiens International Corp. NV	652,032
		2,735,191
	TELECOMMUNICATIONS - 9.4%
86,000	AudioCodes Ltd. *	632,960
75,000	Cellcom Israel Ltd. *	766,500
98,000	Ceragon Networks Ltd. *	194,040
20,900	Nice Ltd. (ADR)	1,920,919
73,600	Partner Communications Co. Ltd. *	460,258
9,117	Silicom Ltd.	639,193
		4,613,870
	TEXTILES - 1.8%
42,300	Fox Wizel Ltd.	898,722

	TRANSPORTATION - 1.4%
1,490,000	Novolog Ltd.	702,156

	TOTAL COMMON STOCK (Cost $35,183,770)	47,417,778

Schedule of Investments | Israel Common Values Fund
As of December 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

MONEY MARKET FUND - 4.1%
2,023,808	Fidelity Institutional Money Market Funds - Government Portfolio, 1.14% (A)	$2,023,808
(Cost $2,023,808)

TOTAL INVESTMENTS - 100.7% (Cost $37,207,578)		$49,441,586
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.7) %	(322,690)
NET ASSETS - 100.0%		$49,118,896

*Non-income producing securities.
ADR American Depositary Receipt.
LP - Limited Partnership.
(A) Variable rate security; the rate shown represents the yield at December 31, 2017.

Diversification of Assets
Country		% of Net Assets
Israel		92.7%
United States		3.9%
Total		96.6%
Money Market Fund		4.1%
Other Assets Less Liabilities - Net		(0.7)%
Grand Total		100.0%

Schedule of Investments | Defensive Strategies Fund
As of December 31, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 22.5%
	AGRICULTURE - 0.3%
559	Andersons, Inc.	$17,413
1,967	Bunge Ltd.	131,946
		149,359
	CHEMICALS - 1.8%
528	Agrium, Inc.	60,720
3,500	CF Industries Holdings, Inc.	148,890
274	FMC Corp.	25,937
264	K+S AG	6,580
12,182	Mosaic Co.	312,590
13,605	Potash Corp. of Saskatchewan, Inc.	280,943
2,969	Sociedad Quimica Y Minera de Chile, SA (ADR)	176,270
		1,011,930
	ENVIRONMENTAL CONTROL - 0.1%
1,300	Kurita Water Industries Ltd.	42,237

	FOOD - 1.1%
5,133	BRF SA (ADR) *	57,798
403	Darling Ingredients, Inc. *	7,306
1,040	Ingredion, Inc.	145,392
1,900	Megmilk Snow Brand Co. Ltd.	56,249
12,300	Nippon Suisan Kaisha Ltd.	64,312
2,091	Pilgrim's Pride Corp. *	64,946
1,420	Sanderson Farms, Inc.	197,068
		593,071
	HEALTHCARE - SERVICES - 0.8%
45,400	Brookdale Senior Living, Inc. *	440,380

	IRON/STEEL - 1.9%
26,806	AK Steel Holding Corp. *	151,722
1,178	Allegheny Technologies, Inc. *	28,437
1,052	ArcelorMittal (ADR) *	33,990
7,145	Cleveland-Cliffs, Inc. *	51,515
5,045	Commercial Metals Co.	107,559
36,258	Gerdau SA (ADR)	134,880
4,300	Hitachi Metals Ltd.	61,761
762	POSCO (ADR) *	59,535
3,654	Severstal PAO (GDR)	56,199
1,975	Steel Dynamics, Inc.	85,182
7,000	Tokyo Steel Manufacturing Co. Ltd.	62,885
760	United States Steel Corp.	26,744
15,556	Vale SA (ADR)	190,250
		1,050,659
	MACHINERY - DIVERSIFIED - 1.3%
1,442	AGCO Corp.	103,002
4,046	CNH Industrial NV	54,216
2,144	Deere & Co.	335,557
12,300	Kubota Corp.	241,250
		734,025
	METAL FABRICATE/HARDWARE - 0.0%
507	Tenaris SA (ADR)	16,153

	MINING - 5.4%
3,452	Agnico Eagle Mines Ltd.	159,413
2,967	Alamos Gold, Inc.	19,315
5,540	Anglo American PLC	116,123
1,345	AngloGold Ashanti Ltd. (ADR)	13,706
318	BHP Billiton Ltd. (ADR)	14,625
234	BHP Billiton PLC (ADR)	9,430
451	Cameco Corp. *	4,163
3,247	Cia De Minas Buenaventura (ADR)	45,718
817	Compass Minerals International, Inc.	59,028

Schedule of Investments | Defensive Strategies Fund
As of December 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	MINING - 5.4% (Continued)
3,000	Detour Gold Corp. *	$35,389
298	First Quantum Minerals Ltd.	4,188
1,932	Franco-Nevada Corp.	154,463
24,174	Glencore PLC	127,535
45,562	Gold Fields Ltd. (ADR)	195,917
2,494	Goldcorp, Inc.	31,848
37,129	Hecla Mining Co.	147,402
202	Kaiser Aluminum Corp.	21,584
1,139	Kinross Gold Corp. *	4,921
47,800	Lundin Mining Corp.	318,934
3,400	Mitsubishi Materials Corp.	121,030
15,644	MMC Norilsk Nickel PJSC (ADR)	293,169
10,533	Pan American Silver Corp.	163,894
1,163	Randgold Resources Ltd. (ADR)	115,009
5,274	Rio Tinto PLC (ADR)	279,153
145	Royal Gold, Inc.	11,907
2,824	Southern Copper Corp.	133,999
900	Sumitomo Metal Mining Co. Ltd.	41,369
14,900	Tahoe Resources, Inc.	71,708
7,443	Teck Resources Ltd.	195,260
15,894	Turquoise Hill Resources Ltd. *	54,516
556	Wheaton Precious Metals Corp.	12,304
		2,977,020
	OIL & GAS - 8.0%
268	Anadarko Petroleum Corp.	14,376
4,506	Antero Resources Corp. *	85,614
331	Apache Corp.	13,975
7,000	ARC Resources Ltd	82,406
2,514	Cabot Oil & Gas Corp.	71,900
2,358	Callon Petroleum Co. *	28,650
797	Canadian Natural Resources Ltd.	28,469
1,437	Carrizo Oil & Gas, Inc. *	30,579
13,966	Cenovus Energy, Inc.	127,962
901	Chesapeake Energy Corp. *	3,568
132	Cimarex Energy Co.	16,105
268	ConocoPhillips	14,711
2,245	Continental Resources, Inc. *	118,918
18,100	Crescent Point Energy Corp.	138,392
543	Devon Energy Corp.	22,480
107	Diamondback Energy, Inc. *	13,509
1,026	Ecopetrol SA (ADR)	15,010
1,870	Encana Corp.	24,927
236	Energen Corp. *	13,587
9,700	Enerplus Corp.	95,301
1,233	Ensco PLC - Cl. A	7,287
239	EOG Resources, Inc.	25,790
1,575	EQT Corp.	89,649
1,280	Gulfport Energy Corp. *	16,333
587	Helmerich & Payne, Inc.	37,944
628	Hess Corp.	29,811
1,700	Husky Energy, Inc. *	24,083
17,000	Inpex Corp.	212,632
6,881	Lukoil PJSC (ADR)	393,731
7,511	Marathon Oil Corp.	127,161
2,350	Matador Resources Co. *	73,155
484	Murphy Oil Corp.	15,028
3,891	Newfield Exploration Co. *	122,683
4,564	Noble Energy, Inc.	132,995
876	Novatek OJSC (GDR)	105,295
13,089	Oasis Petroleum, Inc. *	110,078
435	Occidental Petroleum Corp.	32,042

Schedule of Investments | Defensive Strategies Fund
As of December 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	OIL & GAS - 8.0% (Continued)
656	Parsley Energy, Inc. *	$19,313
1,939	PDC Energy, Inc. *	99,936
3,018	Petroleo Brasileiro SA (ADR) *	31,055
12,300	Peyto Exploration & Development Corp.	147,547
1,450	Pioneer Natural Resources Co.	250,632
3,059	PrairieSky Royalty Ltd.	78,273
2,659	QEP Resources, Inc. *	25,447
3,069	Range Resources Corp.	52,357
33,810	Rosneft Oil Company (GDR) *	168,712
3,678	Rowan Cos PLC *	57,597
2,417	RSP Permian, Inc. *	98,324
1,463	Sasol Ltd. (ADR)	50,049
7,200	Seven Generations Energy Ltd. *	102,172
1,829	Southwestern Energy Co. *	10,206
7,415	Statoil ASA (ADR)	158,829
4,800	Suncor Energy, Inc.	176,799
4,900	Tourmaline Oil Corp. *	89,087
5,810	Transocean Ltd. *	62,051
2,400	Vermillion Energy, Inc.	87,499
17,000	Whitecap Resources, Inc.	121,433
1,925	WPX Energy, Inc. *	27,085
504	YPF SA (ADR)	11,547
		4,442,086
	OIL & GAS SERVICES - 1.4%
3,199	Baker Hughes, Inc.	101,216
682	Core Laboratories NV	74,713
1,006	Dril-Quip, Inc. *	47,986
294	Halliburton Co.	14,368
10,261	McDermott International, Inc. *	67,517
409	National Oilwell Varco, Inc.	14,732
3,327	Oceaneering International, Inc.	70,333
1,315	Oil States International, Inc. *	37,215
3,541	Schlumberger Ltd.	238,628
733	TechnipFMC PLC (France) *	22,753
3,683	TechnipFMC PLC *	115,315
		804,776
	WATER - 0.4%
821	American Water Works Co.	75,113
8,680	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	90,706
2,493	Veolia Environnement SA	63,689
		229,508

	TOTAL COMMON STOCK (Cost $11,870,668)	12,491,204

	REITs - 22.0%
2,800	Alexandria Real Estate Equities, Inc.	365,652
7,500	Apartment Investment & Management Co. - Class A	327,825
2,950	AvalonBay Communities, Inc.	526,310
2,600	Boston Properties, Inc.	338,078
9,400	Brandywine Realty Trust	170,986
10,000	Brixmor Property Group, Inc.	186,600
8,500	Columbia Property Trust, Inc.	195,075
2,600	Crown Castle International Corp.	288,626
8,500	CubeSmart	245,820
7,400	DCT Industrial Trust, Inc.	434,972
4,200	Douglas Emmett, Inc.	172,452
2,800	EPR Properties	183,288
1,500	Equinix, Inc.	679,830
3,000	Equity Lifestyle Properties, Inc.	267,060
7,700	Equity Residential	491,029
1,154	Essex Property Trust, Inc.	278,541
2,300	Federal Realty Investment Trust	305,463

Schedule of Investments | Defensive Strategies Fund
As of December 31, 2017 (Unaudited) (Continued)

Shares				Fair Value

	REITs - 22.0% (Continued)
17,000	HCP, Inc.			$443,360
9,000	Hospitality Properties Trust			268,650
5,300	Invitation Homes, Inc. *			124,921
3,700	Kilroy Realty Corp.			276,205
4,063	Macerich Co.			266,858
1,308	Mid-America Apartment Communities, Inc.			131,532
1,700	National Health Investors, Inc.			128,146
4,700	National Retail Properties, Inc.			202,711
8,994	Prologis, Inc.			580,203
2,400	PS Business Parks, Inc.			300,216
2,200	Public Storage			459,800
2,233	Rayonier, Inc.			70,630
5,300	Regency Centers Corp.			366,654
12,852	RLJ Lodging Trust			282,358
6,129	Simon Property Group, Inc.			1,052,594
2,050	SL Green Realty Corp.			206,907
15,800	Spirit Realty Capital, Inc.			135,564
8,900	Store Capital Corp.			231,756
11,400	UDR, Inc.			439,128
4,900	Vornado Realty Trust			383,082
7,000	Weingarten Realty Investors			230,090
1,800	Welltower, Inc.			114,786
1,726	Weyerhaeuser Co.			60,859
	TOTAL REITS (Cost $10,742,827)			12,214,617

Par Value		Coupon Rate %	Maturity
	BONDS & NOTES - 32.4%
	COPORATE BONDS - 2.4%
$400,000	Energy Transfer Partners LP	6.700	7/1/2018	408,883
400,000	LYB International Finance BV	4.000	7/15/2023	419,234
500,000	Welltower, Inc.	3.750	3/15/2023	518,713
	TOTAL CORPORATE BONDS (Cost $1,299,921)			1,346,830

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 30.0%
2,350,000	TIPS	0.125	4/15/2019	2,468,748
1,600,000	TIPS	0.125	4/15/2021	1,658,858
500,000	TIPS	0.125	4/15/2022	503,670
1,320,000	TIPS	0.625	1/15/2024	1,420,276
1,260,000	TIPS	2.375	1/15/2025	1,879,473
1,550,000	TIPS	2.000	1/15/2026	2,167,429
1,285,000	TIPS	2.375	1/15/2027	1,839,499
950,000	TIPS	1.750	1/15/2028	1,257,955
850,000	TIPS	2.500	1/15/2029	1,185,294
1,535,000	TIPS	2.125	2/15/2041	2,267,844
	TOTAL TREASURY INFLATION PROTECTED SECURITIES (TIPS) (Cost $16,544,783)			16,649,046

	TOTAL BONDS AND NOTES (Cost $17,844,704)			17,995,876

Ounces
	ALTERNATIVE INVESTMENTS - 17.6%
6,744	Gold Bars *			8,795,911
57,827	Silver Bars *			978,892
	TOTAL ALTERNATIVE INVESTMENTS (Cost $8,900,255)			9,774,803

Schedule of Investments | Defensive Strategies Fund
As of December 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

MONEY MARKET FUND - 3.1%
1,684,434	Fidelity Institutional Money Market Funds - Government Portfolio, 1.14% (A)	$1,684,434
(Cost $1,684,434)

TOTAL INVESTMENTS - 97.6% (Cost $51,042,888)		$54,160,934
OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 2.4%		1,332,142
NET ASSETS - 100.0%		$55,493,076

ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
REITs - Real Estate Investment Trust.
* Non-income producing securities/investments.
(A) Variable rate security; the rate shown represents the yield at December 31, 2017.

Schedule of Investments | Strategic Growth Fund
As of December 31, 2017 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS - 97.1% (A)
268,895	Timothy Plan Aggressive Growth Fund *	$2,245,274
419,543	Timothy Plan Defensive Strategies Fund	4,904,453
295,375	Timothy Plan Emerging Markets Fund	2,924,216
196,356	Timothy Plan Fixed Income Fund	1,993,010
341,269	Timothy Plan Growth & Income Fund	3,829,038
278,345	Timothy Plan High Yield Bond Fund	2,599,746
791,733	Timothy Plan International Fund	7,972,747
133,696	Timothy Plan Israel Common Values Fund	2,069,610
465,783	Timothy Plan Large/Mid Cap Growth Fund *	4,056,972
233,252	Timothy Plan Large/Mid Cap Value Fund	4,473,777
125,553	Timothy Plan Small Cap Value Fund	2,442,013
	TOTAL MUTUAL FUNDS (Cost $36,164,073)	39,510,856

	MONEY MARKET FUND - 3.0%
1,225,398	Fidelity Institutional Money Market Funds - Government Portfolio, 1.14% (B)	1,225,398
	(Cost $1,225,398)

	TOTAL INVESTMENTS - 100.1% (Cost $37,389,471)	$40,736,254
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1) %	(31,886)
	NET ASSETS - 100.0%	$40,704,368

* Non-income producing securities.
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at December 31, 2017.

Schedule of Investments | Conservative Growth Fund
As of December 31, 2017 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS - 94.8% (A)
265,231	Timothy Plan Aggressive Growth Fund *	$2,214,681
520,982	Timothy Plan Defensive Strategies Fund	6,090,274
257,238	Timothy Plan Emerging Markets Fund	2,546,660
1,303,387	Timothy Plan Fixed Income Fund	13,229,378
462,318	Timothy Plan Growth & Income Fund	5,187,211
377,062	Timothy Plan High Yield Bond Fund	3,521,756
577,521	Timothy Plan International Fund	5,815,637
126,710	Timothy Plan Israel Common Values Fund	1,961,477
473,188	Timothy Plan Large/Mid Cap Growth Fund *	4,121,464
243,979	Timothy Plan Large/Mid Cap Value Fund	4,679,521
141,710	Timothy Plan Small Cap Value Fund	2,756,262
	TOTAL MUTUAL FUNDS (Cost $48,836,916)	52,124,321

	MONEY MARKET FUND - 5.3%
2,919,620	Fidelity Institutional Money Market Funds - Government Portfolio, 1.14% (B)	2,919,620
	(Cost $2,919,620)

	TOTAL INVESTMENTS - 100.1% (Cost $51,756,536)	$55,043,941
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1) %	(37,256)
	NET ASSETS - 100.0%	$55,006,685

* Non-income producing securities.
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at December 31, 2017.

Schedule of Investments | Emerging Markets Fund
As of December 31, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 70.2%
	AEROSPACE/DEFENSE - 3.0%
26,974	Embraer SA (ADR)	$645,488

	AGRICULTURE - 0.4%
9,259	Adecoagro SA *	95,738

	APPAREL - 1.0%
54,000	Yue Yuen Industrial Holdings Ltd.	212,068

	AUTO MANUFACTURERS - 1.9%
12,870	Kia Motors Corp.	402,732

	AUTO PARTS & EQUIPMENT - 2.9%
2,268	China Yuchai International Ltd.	54,432
2,345	Hyundai Mobis Co. Ltd.	576,092
		630,524
	BANKS - 16.2%
117,974	AkBank TAS *	306,479
96,366	Banco del Bajio SA (A) *	176,720
63,300	Bangkok Bank PCL (NVDR)	392,347
53,733	Barclays Africa Group Ltd.	789,892
18,990	Grupo Aval Acciones y Valores SA (ADR)	161,415
105,712	Sberbank of Russia	413,125
3,653	Sberbank of Russia (ADR) *	62,211
56,600	Siam Commercial Bank Public Company Limited	260,509
12,061	TBC Bank Group PLC	285,522
72,989	Turkiye Garanti Bankasi AS	206,362
268,431	Turkiye Vakiflar Bankasi Tao *	479,290
		3,533,872
	BUILDING MATERIALS - 3.2%
88,979	Cemex SAB de CV (ADR) *	667,342
85,571	Urbi Desarrollos Urbanos SAB de CV *	25,367
		692,709
	COMMERCIAL SERVICES - 7.6%
50,800	Estacio Participacoes SA *	503,161
108,526	ITE Group PLC	266,825
55,800	Kroton Educacional SA	308,766
55,500	Mills Estruturas e Servicos de Engenharia SA *	69,185
5,064	S-1 Corp. *	506,140
		1,654,077
	COMPUTERS - 3.1%
19,197	DataTec Ltd. *	88,588
36,291	Infosys Ltd. (ADR)	588,640
		677,228
	DIVERSIFIED FINANCIAL SERVICES - 0.6%
2,939	Shinhan Financial Group Co. Ltd. *	135,619

	ELECTRIC - 5.3%
63,900	AES Tiete Energia SA	246,192
8,600	Cia Paranaense de Energia *	55,586
3,260,992	Enel Chile SA	386,082
17,912	Reliance Infrastructure Ltd. (GDR)	465,712
		1,153,572
	FOOD - 4.6%
3,855	Binggrae Co. Ltd. *	227,220
460,000	First Pacific Co. Ltd.	311,872
211,100	Marfrig Global Foods SA *	465,526
		1,004,618
	HOLDING COMPANIES - 0.9%
549,800	Jasmine Broadband Internet Infrastructure Fund	205,817

Schedule of Investments | Emerging Markets Fund
As of December 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	IRON/STEEL - 1.3%
939	POSCO	$291,642

	MULTI-NATIONAL - 1.7%
13,587	Banco Latinoamericano de Comercio Exterior SA	365,490

	OIL & GAS - 7.4%
12,316	Lukoil PJSC (ADR)	710,017
44,500	Petrobras Distribuidora SA *	227,725
8,501	Petroleo Brasileiro SA (ADR) *	83,565
25,621	YPF SA (ADR)	586,977
		1,608,284
	RETAIL - 3.1%
1,828,000	Bosideng International Holdings Ltd.	159,011
157,500	Lifestyle China Group Ltd. *	48,556
186,500	Lifestyle International Holdings Ltd.	247,639
51,000	Luk Fook Holdings International Ltd.	218,880
		674,086
	SEMICONDUCTORS - 0.9%
79	Samsung Electronics Co., Ltd.	188,027

	TELECOMMUNICATIONS - 4.8%
15,708	Empresa Nacional de Telecomunicaciones SA *	176,582
1,404	Mobile TeleSystems PJSC (ADR)	14,307
97,017	Mobile TeleSystems PJSC *	465,105
1,824,975	XL Axiata TBK PT *	398,152
		1,054,146
	TEXTILES - 0.3%
119,500	Weiqiao Textile Co. *	67,873

	TOTAL COMMON STOCK (Cost $14,008,968)	15,293,610

	PREFERRED STOCK - 10.2%
13,530	Banco Bradesco SA *	137,907
27,300	Cia Brasileira de Distribuicao	649,065
34,881	Cia Paranaense de Energia *	262,099
464,063	Grupo Aval Acciones y Valores SA	200,584
3,737	Hyundai Motor Co.	327,081
73,200	Petroleo Brasileiro SA *	355,176
586,463	Surgutneftegas OJSC *	286,438
	TOTAL PREFERRED STOCK (Cost $1,905,160)	2,218,350

	REITs - 8.8%
845,230	Emlak Konut Gayrimenkul Yatirim Ortakligi AS *	626,410
313,678	Fibra Uno Administracion SA de CV	466,377
310,193	Macquarie Mexico Real Estate Management SA de CV (A)	328,655
326,511	PLA Administradora Industrial S de RL de CV	497,472
	TOTAL REITs (Cost $2,119,237)	1,918,914

	MONEY MARKET FUND - 10.5%
2,291,652	Fidelity Institutional Money Market Funds - Government Portfolio, 1.14% (B)
	(Cost $2,291,652)	2,291,652

	TOTAL INVESTMENTS - 99.7% (Cost $20,325,017)	$21,722,526
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.3%	73,169
	NET ASSETS - 100.0%	$21,795,695

Schedule of Investments | Emerging Markets Fund
As of December 31, 2017 (Unaudited) (Continued)

* Non-income producing securities.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
NVDR - Non-Voting Depositary Receipt.
REITs - Real Estate Investment Trust.
(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 2.3% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(B) Variable rate security; the rate shown represents the yield at December 31, 2017.

Diversification of Assets
Country	% of Net Assets
Brazil	18.4%
South Korea	12.2%
Mexico	9.9%
Russia	9.0%
Turkey	7.4%
Hong Kong	5.5%
India	4.9%
South Africa	4.0%
Thailand	3.9%
Argentina	3.1%
Chile	2.6%
Indonesia	1.8%
Panama	1.7%
Colombia	1.7%
Georgia	1.3%
Britain	1.2%
China	0.3%
Singapore	0.3%
Total	89.2%
Money Market Fund	10.5%
Other Assets in Excess of Liabilities - Net	0.3%
Grand Total	100.0%

Schedule of Investments | Growth & Income Fund
As of December 31, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 40.3%
	AIRLINES - 0.5%
3,075	SkyWest, Inc.	$163,283

	APPAREL - 0.5%
2,210	Deckers Outdoor Corp. *	177,353

	AUTO PARTS & EQUIPMENT - 3.5%
3,260	Allison Transmission Holdings, Inc.	140,408
7,980	American Axle & Manufacturing Holdings, Inc. *	135,899
1,470	Aptiv PLC	124,700
2,730	BorgWarner, Inc.	139,476
4,635	Dana, Inc.	148,366
490	Delphi Automotive PLC *	25,710
820	Lear Corp.	144,861
5,435	Meritor, Inc. *	127,505
2,545	Tenneco, Inc.	148,984
1,135	Visteon Corp. *	142,034
		1,277,943
	BIOTECHNOLOGY - 0.5%
5,375	Exelixis, Inc. *	163,400

	BUILDING MATERIALS - 1.7%
3,910	Boise Cascade Co.	156,009
8,195	Builders FirstSource, Inc. *	178,569
5,345	Louisiana-Pacific Corp. *	140,360
4,000	Norbord, Inc.	135,240
		610,178
	CHEMICALS - 1.2%
5,940	Ferro Corp. *	140,125
4,515	Huntsman Corp.	150,304
2,905	Kraton Corp. *	139,934
		430,363
	COMMERCIAL SERVICES - 1.7%
2,740	AerCap Holdings NV *	144,151
2,370	On Assignment, Inc. *	152,320
970	United Rentals, Inc. *	166,753
7,460	Western Union Co.	141,815
		605,039
	COMPUTERS - 1.6%
1,545	DXC Technology Co.	146,621
3,850	Seagate Technology PLC	161,084
6,110	Syntel, Inc. *	140,469
1,660	Western Digital Corp.	132,020
		580,194
	DIVERSIFIED FINANCIAL SERVICES - 3.0%
9,370	BGC Partners, Inc.	141,581
2,980	Encore Capital Group, Inc. *	125,458
4,625	Federated Investors, Inc.	166,870
3,495	Houlihan Lokey, Inc.	158,778
3,735	Legg Mason, Inc.	156,795
3,415	Moelis & Co.	165,628
8,600	Santander Consumer USA Holdings, Inc.	160,132
		1,075,242
	ELECTRIC - 1.4%
2,080	Entergy Corp.	169,291
6,560	NRG Energy, Inc.	186,829
3,865	PNM Resources, Inc.	156,339
		512,459

Schedule of Investments | Growth & Income Fund
As of December 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
2,895	Generac Holdings, Inc. *	$143,360
4,625	SPX Corp. *	145,179
		288,539
	ELECTRONICS - 1.5%
7,840	Flex Ltd. *	141,042
5,165	Jabil, Inc.	135,581
1,535	TE Connectivity Ltd.	145,886
6,755	Vishay Intertechnology, Inc.	140,166
		562,675
	ENERGY - ALTERNATE SOURCES - 0.4%
2,345	First Solar, Inc. *	158,334

	FOOD - 0.8%
4,690	Pilgrim's Pride Corp. *	145,671
980	Sanderson Farms, Inc.	136,004
		281,675
	HAND/MACHINE TOOLS - 0.4%
3,150	Kennametal, Inc.	152,492

	HEALTHCARE - PRODUCTS - 0.4%
1,790	LivaNova PLC *	143,057

	HEALTHCARE - SERVICES - 1.3%
1,720	Magellan Health, Inc. *	166,066
4,425	Tivity Health, Inc. *	161,734
705	WellCare Health Plans, Inc. *	141,783
		469,583
	HOME BUILDERS - 2.6%
2,195	LGI Homes, Inc. *	164,691
4,768	MDC Holdings, Inc.	152,004
1,115	Thor Industries, Inc.	168,053
3,150	Toll Brothers, Inc.	151,263
8,165	TRI Pointe Group, Inc. *	146,317
3,020	Winnebago Industries, Inc.	167,912
		950,240
	HOUSEHOLD PRODUCTS/WARES - 0.8%
11,120	ACCO Brands Corp. *	135,664
2,255	SodaStream International Ltd. *	158,617
		294,281
	INSURANCE - 2.4%
4,845	American Equity Investment Life Holding Co.	148,887
6,005	CNO Financial Group, Inc.	148,263
10,720	MGIC Investment Corp. *	151,259
7,135	Radian Group, Inc.	147,052
945	Reinsurance Group of America, Inc.	147,354
2,710	Unum Group	148,752
		891,567
	IRON/STEEL - 1.4%
2,925	Carpenter Technology Corp.	149,146
23,125	Cleveland-Cliffs, Inc. *	166,731
5,305	United States Steel Corp.	186,683
		502,560
	MACHINERY - CONSTRUCTION & MINING - 0.8%
1,030	Caterpillar, Inc.	162,307
1,635	Oshkosh Corp.	148,605
		310,912
	MINING - 0.9%
9,825	Freeport-McMoRan, Inc. *	186,282
17,975	Hudbay Minerals, Inc.	158,180
		344,462

Schedule of Investments | Growth & Income Fund
As of December 31, 2017 (Unaudited) (Continued)

Shares				Fair Value

	MISCELLANEOUS MANUFACTURER - 0.9%
4,445	Trinity Industries, Inc.			$166,510
2,005	Trinseo SA			145,563
				312,073
	OFFICE FURNISHINGS - 0.4%
6,265	Interface, Inc.			157,565

	OIL & GAS - 2.1%
12,750	Cenovus Energy, Inc.			116,408
8,550	Diamond Offshores Drilling, Inc. *			158,945
3,375	HollyFrontier Corp.			172,867
2,265	Marathon Petroleum Corp.			149,445
1,745	Valero Energy Corp.			160,383
				758,048
	OIL & GAS SERVICES - 0.3%
19,155	McDermott International, Inc. *			126,040

	PACKAGING & CONTAINERS - 0.4%
5,990	Owens-Illinois, Inc. *			132,798

	PHARMACEUTICALS - 0.5%
2,360	Express Scripts Holding Co. *			176,150

	RETAIL - 2.2%
2,750	Big Lots, Inc.			154,412
1,290	Children's Place, Inc.			187,501
1,805	Group 1 Automotive, Inc.			128,101
7,845	Michaels Companies, Inc. *			189,771
2,835	Rush Enterprises, Inc. *			144,046
				803,831
	SEMICONDUCTORS - 2.6%
4,390	Entegris, Inc.			133,675
1,330	KLA-Tencor Corp.			139,743
685	Lam Research Corp.			126,088
3,250	Micron Technology, Inc. *			133,640
1,340	MKS Instruments, Inc.			126,630
3,285	Teradyne, Inc.			137,543
4,440	Tower Semiconductor Ltd. *			151,315
				948,634
	TRANSPORTATION - 0.4%
2,550	Atlas Air Worldwide Holdings, Inc. *			149,557

	TRUCKING & LEASING - 0.4%
2,840	Greenbrier Companies, Inc.			151,372

	TOTAL COMMON STOCK (Cost $13,027,637)			14,661,899

	REITs - 1.2%
5,720	CoreCivic, Inc.			128,700
8,150	New Residential Investment Corp.			145,722
6,730	Xenia Hotels & Resorts, Inc.			145,301
	TOTAL REITs (Cost $423,615)			419,723

Par Value		Coupon Rate (%)	Maturity

	BONDS & NOTES - 55.3%
	CORPORATE BONDS - 0.7%
$250,000	ConocoPhillips Co. (Cost $254,446)	3.350	11/15/2024	257,768

Schedule of Investments | Growth & Income Fund
As of December 31, 2017 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	GOVERNMENT NOTES, BONDS & AGENCIES - 46.7%
$314,815	Federal Home Loan Banks	3.000	4/18/2031	$310,830
3,000,000	United States Treasury Note	1.000	3/15/2018	2,997,953
2,000,000	United States Treasury Note	1.250	10/31/2018	1,992,187
3,000,000	United States Treasury Note	1.580	1/31/2019	3,005,123
1,500,000	United States Treasury Note	1.250	4/30/2019	1,488,340
1,500,000	United States Treasury Note	1.625	8/15/2022	1,465,166
3,000,000	United States Treasury Note	1.750	5/15/2023	2,926,758
1,000,000	United States Treasury Note	3.125	11/15/2041	1,075,312
1,000,000	United States Treasury Note	3.125	2/15/2042	1,075,254
750,000	United States Treasury Note	2.250	8/15/2046	676,582
	TOTAL GOVERNMENT NOTES, BONDS & AGENCIES (Cost $17,015,664)			17,013,505

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 7.9%
2,000,000	United States Treasury Note TIPS (Cost $2,857,224)	2.375	1/15/2027	2,863,033

	TOTAL BONDS & NOTES (Cost $20,127,334)			20,134,306
Shares
	MONEY MARKET FUND - 3.0%
1,093,153	Fidelity Institutional Money Market Funds - Government Portfolio, 1.14% (A)			1,093,153
	(Cost $1,093,153)

	TOTAL INVESTMENTS - 99.8% (Cost $34,671,739)			$36,309,081
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.2%			83,104
	NET ASSETS - 100.0%			$36,392,185

PLC - Public Limited Company.
REITs - Real Estate Investment Trust.
* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at December 31, 2017.

SCHEDULE OF INVESTMENTS I The Timothy Plan
December 31, 2017 (Unaudited)

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

VALUATION OF FUND OF FUNDS
A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds. Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.
The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

•Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
•Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, MLPs, ETFs and warrants are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. When market quotations are not readily available, when the Advisor or Sub-Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Commodities (such as physical metal) are valued at the spot price at 4:00 p.m. E.S.T., as provided by an independent pricing source.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

SCHEDULE OF INVESTMENTS I The Timothy Plan
December 31, 2017 (Unaudited) (Continued)

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government securities, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor or Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2017:

Aggressive Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$27,123,241	$ -	$ -	$27,123,241
REITS	222,469	-	-	222,469
Money Market Fund	975,786	-	-	975,786
Total	$28,321,496	$ -	$ -	$28,321,496

International Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$93,719,301	$ -	$ -	$93,719,301
Money Market Fund	1,246,904	-	-	1,246,904
Total	$94,966,205	$ -	$ -	$94,966,205

Large/Mid Cap Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$83,284,208	$ -	$ -	$83,284,208
Money Market Fund	7,304,251	-	-	7,304,251
Total	$90,588,459	$ -	$ -	$90,588,459

Small Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$124,478,870	$ -	$ -	$124,478,870
REITS	16,298,564	-	-	16,298,564
Money Market Fund	4,440,488	-	-	4,440,488
Total	$145,217,922	$ -	$ -	$145,217,922

SCHEDULE OF INVESTMENTS I The Timothy Plan
December 31, 2017 (Unaudited) (Continued)

Large/Mid Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$203,200,819	$ -	$ -	$203,200,819
REITS	9,351,472	-	-	9,351,472
Money Market Fund	5,254,684	-	-	5,254,684
Total	$217,806,975	$ -	$ -	$217,806,975

Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$26,912,403	$ -	$26,912,403
Government Notes & Bonds	-	30,984,826	-	30,984,826
Government Mortage-Backed Securities	-	23,723,445	-	23,723,445
Money Market Fund	3,128,007	-	-	3,128,007
Total	$3,128,007	$81,620,674	$ -	$84,748,681

High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$63,012,585	$ -	$63,012,585
Money Market Fund	1,856,937	-	-	1,856,937
Total	$1,856,937	$63,012,585	$ -	$64,869,522

Israel Common Values Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$47,417,778	$ -	$ -	$47,417,778
Money Market Fund	2,023,808	-	-	2,023,808
Total	$49,441,586	$ -	$ -	$49,441,586

Defensive Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$12,491,204	$ -	$ -	$12,491,204
REITS	12,214,617	-	-	12,214,617
Corporate Bonds	-	1,346,830	-	1,346,830
Treasury Inflation Protected Securities (TIPS)	-	16,649,046	-	16,649,046
Alternative Investments *	9,774,803	-	-	9,774,803
Money Market Fund	1,684,434	-	-	1,684,434
Total	$36,165,058	$17,995,876	$ -	$54,160,934
* Reflects the fund's investment in gold and silver.

Strategic Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$39,510,856	$ -	$ -	$39,510,856
Money Market Fund	1,225,398	-	-	1,225,398
Total	$40,736,254	$ -	$ -	$40,736,254

SCHEDULE OF INVESTMENTS I The Timothy Plan
December 31, 2017 (Unaudited) (Continued)

Conservative Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$52,124,321	$ -	$ -	$52,124,321
Money Market Fund	2,919,620	-	-	2,919,620
Total	$55,043,941	$ -	$ -	$55,043,941

Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$15,033,101	$260,509	$ -	$15,293,610
Preferred Stock	2,218,350	-	-	2,218,350
REITs	1,918,914	-	-	1,918,914
Money Market Fund	2,291,652	-	-	2,291,652
Total	$21,462,017	$260,509	$ -	$21,722,526

Growth & Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$14,661,899	$ -	$ -	$14,661,899
REITS	419,723	-	-	419,723
Corporate Bonds	-	257,768	-	257,768
Government Notes & Bonds	-	17,013,505	-	17,013,505
Treasury Inflation Protected Securities (TIPS)	-	2,863,033	-	2,863,033
Money Market Fund	1,093,153	-	-	1,093,153
Total	$16,174,775	$20,134,306	$ -	$36,309,081

The Funds did not hold any Level 3 securities during the period presented. There were no transfers into Level 1 during the current period presented. It is the Trust's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Emerging Markets Fund
	Common Stock	Total
Transfer into Level 2 from Level 1	$260,509	$260,509

Transfer was due to the lack of available pricing from an approved pricing source.

The identified cost of investments in securities (including written options and short sales) owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31 2017, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Aggressive Growth	$23,818,162	$4,952,978	$(422,644)	$4,530,334
International	80,156,980	17,483,668	(2,674,443)	14,809,225
Large/Mid Cap Growth	74,436,802	16,686,760	(535,103)	16,151,657
Small Cap Value	124,965,210	22,421,801	(2,169,089)	20,252,712
Large/Mid Cap Value	172,385,061	50,957,416	(5,535,502)	45,421,914
Fixed Income	84,982,914	464,827	(699,060)	(234,233)
High Yield Bond	63,623,427	1,520,655	(274,560)	1,246,095
Israel Common Values	38,833,258	12,978,203	(2,369,875)	10,608,328
Defensive Strategies	51,131,503	4,452,433	(1,423,002)	3,029,431
Strategic Growth	37,495,133	3,383,698	(142,577)	3,241,121
Conservative Growth	51,882,092	3,712,189	(550,340)	3,161,849
Emerging Markets	20,447,870	2,414,419	(1,139,763)	1,274,656
Growth & Income	34,671,739	1,887,528	(250,186)	1,637,342

Item 2. Controls and Procedures.

(a)       The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Timothy Plan Funds

By

*/s/ Arthur D. Ally

Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer

Date 2/26/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Arthur D. Ally

Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer

Date 2/26/18